Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Cash dividend declared (in dollars per share)	$ 0.2725	$ 0.2725	$ 0.2675
Purchase of treasury stock (in shares)	489,000	4,131	81,940
Sale of treasury stock (in shares)		237,396	274,671